Deferred Exploration and Evaluation Expenditure - Schedule of Exploration and Evaluation Phases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Exploration and Evaluation Expenditure [Abstract]
Balance at beginning of year	$ 35,213,542	$ 34,724,374
Expenditure incurred	1,040,142	1,039,863
Foreign exchange movement	3,458,907	(550,695)
Balance at end of year	$ 39,712,591	$ 35,213,542